Supplier Accounts Receivable and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
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Supplier Accounts Receivable and Other Current Liabilities

Note 13: Supplier Accounts Receivable and Other Current Liabilities

13.1 Supplier Accounts Payable and Related Payables

No discounting was performed on the supplier accounts payable and related payables to the extent that the amounts did not present payment terms longer than one year at the end of each fiscal year presented.

13.2 Other Current Liabilities

	December, 31
	2015	2016	2017
	(thousands of Euros)
Social security	4,464	10,794	12,094
Tax liabilities	388	504	428
Other debts	195	146	440
Deferred revenues	791	3,248	2,789

Total	5,838	14,692	15,751

The other liabilities include the short-term debts to employees, as well as social welfare and tax agencies. Deferred revenues include subsidies, conditional advances and current part of deferred revenues from the collaboration agreement with Nestlé Healthcare.